Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

May 23, 2011

VIA EDGAR

Re:	Transamerica Series Trust (the “Trust”)
1933 Act File No.: 033-00507
1940 Act File No.: 811-04419

Ladies and Gentlemen:

On behalf of Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Growth and Income VP and Transamerica Hanlon Managed Income VP (the “Funds”), each a series of the Trust, we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing risk/return summary information in an interactive data format that mirrors the risk/return summary information contained in the supplement filed with the Securities and Exchange Commission on May 2, 2011 pursuant to Rule 497(e) under the Securities Act. Such supplement (SEC Accession No. 0000930413-11-003585) is incorporated by reference into this Rule 497 document. The purpose of the filing is to submit the 497(e) filing dated May 2, 2011 in XBRL for the Funds in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of
Form N-1A.

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1803.

Very truly yours,

/s/ Margaret A. Cullem-Fiore

Margaret A. Cullem-Fiore

Vice President and Senior Counsel

Transamerica Asset Management, Inc.

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